SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.30%	14.60%	11.90%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.90%	10.20%	8.60%